Stock Option and Purchase Plans (Tables)	12 Months Ended
Jun. 30, 2013
Summary of Stock Option Activity under our Stock Incentive Plan

A summary of stock option activity under our stock incentive plan was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 27, 2010	297,650	$33.01
Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Balance at July 3, 2011	297,400	$28.32
Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19	5.4	$3,830

Exercisable as of:
June 30, 2013	139,955	$29.95	4.4	$2,104
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479

Available for grant as of June 30, 2013	153,993

Summary of Restricted Stock Activity under our Stock Incentive Plan

A summary of restricted stock activity under our stock incentive plan was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested Balance at June 27, 2010	27,500	$29.90
Granted	20,000	$20.66
Vested	(8,600)	$47.78
Nonvested Balance at July 3, 2011	38,900	$21.19
Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42